HIGHLAND HEALTHCARE FUND
HIGHLAND HIGH INCOME FUND
HIGHLAND INCOME FUND
EACH AN INVESTMENT PORTFOLIO OF HIGHLAND FUNDS I
Supplement dated February 6, 2009
To Class A and C Shares Prospectus dated December 23, 2008
Highland Healthcare Fund
Principal Risks of Healthcare Fund
The paragraph captioned “Non-Diversification Risk” in the section “Investment and Risk Summary—Highland Healthcare Fund—Principal Risks of Healthcare Fund” on page 10 of the Prospectus is amended and restated as follows:
     Non-Diversification Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of one or a few issuers than a diversified fund. A non-diversified fund’s investment in fewer issuers may result in the fund’s shares being more sensitive to the economic results of those issuers. An investment in the Fund could fluctuate in value more than an investment in a diversified fund. This risk is particularly pronounced for Healthcare Fund, which from time to time may own, and as of the date of this supplement owns, a very small number of positions, each of which is a relatively large portion of the Fund’s portfolio. For example, on January 31, 2009, the Fund was invested in only four positions.
Management—Portfolio Managers
The section “Management of the Funds—Portfolio Managers—Healthcare Fund” on page 40 of the Prospectus is amended and restated as follows:
     Healthcare Fund’s portfolio is jointly managed by Brad Borud (since January 2009) and Brad Means (since inception). The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities issued by Healthcare Fund.
     Brad Borud. Mr. Borud is a Partner, Senior Trader and Chief Investment Officer—Retail Products at Highland. Prior to his current duties, Mr. Borud served as a Senior Trader and Co-Director of Portfolio Management for Highland from 2003 to 2008, as a Portfolio Manager and Team Leader from 2001 to 2003, as a Portfolio Manager from 1998 to 2001, and as a Portfolio Analyst from 1996 to 1998. As a Portfolio Manager, Mr. Borud covered a wide range of industries, including wireline telecommunications, wireless telecommunications, telecommunication equipment manufacturers, multi-channel video and media. Prior to joining Highland in November 1996, Mr. Borud worked as a Global Finance Analyst in the Corporate Finance Group at NationsBank from 1995 to 1996 where he was involved in the originating, structuring, modeling and credit analysis of leveraged transactions for large corporate accounts in the Southwest region of the United States. In 1994, Mr. Borud served at Conseco
HFI PRO SUP AC 2/6/09

Capital Management as an Analyst Intern in the Fixed Income Research Department, following the transportation and energy sectors. Mr. Borud has a BS in Business Finance from Indiana University.
     Brad Means. Mr. Means is a Senior Portfolio Manager at Highland. Prior to joining Highland in May 2004, Mr. Means was a Managing Director in FTI Consulting’s Corporate Finance group where he worked on corporate turnaround, restructuring and bankruptcy advisory engagements. From 1998 to 2001, he was a Director in PricewaterhouseCoopers LLP’s Chairman’s Office and focused on enterprise strategy, venture capital, business development and divestiture initiatives. Prior to his role in the Chairman’s Office, Mr. Means worked in the Strategic Change Consulting and the Assurance & Business Advisory groups of Price Waterhouse serving clients across a broad range of industries including Automotive, Energy, Financials and Industrials. He holds an MBA from the Stanford Graduate School of Business and a BSBA in Finance and Accounting from Creighton University. Mr. Means has earned the right to use the Chartered Financial Analyst designation.
Highland High Income Fund & Highland Income Fund
IMPORTANT NOTICE
Effective immediately after the calculation of net asset value on February 6, 2009, Highland High Income Fund and Highland Income Fund (each a “Fund”) will be closed to new investments (including investments through automatic investment plans and exchanges from other Highland Funds or the Money Market Fund) until further notice, except that existing shareholders in each Fund may reinvest dividends and distributions in additional Fund shares.
Each Fund may impose additional limitations on sales of its shares at any time and may amend, waive or eliminate its restriction on investments at any time.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE
HFI PRO SUP AC 2/6/09

HIGHLAND HEALTHCARE FUND
HIGHLAND HIGH INCOME FUND
HIGHLAND INCOME FUND
EACH AN INVESTMENT PORTFOLIO OF HIGHLAND FUNDS I
Supplement dated February 6, 2009
To Class Z Shares Prospectus dated December 23, 2008
Highland Healthcare Fund
Principal Risks of Healthcare Fund
The paragraph captioned “Non-Diversification Risk” in the section “Investment and Risk Summary—Highland Healthcare Fund—Principal Risks of Healthcare Fund” on page 10 of the Prospectus is amended and restated as follows:
     Non-Diversification Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of one or a few issuers than a diversified fund. A non-diversified fund’s investment in fewer issuers may result in the fund’s shares being more sensitive to the economic results of those issuers. An investment in the Fund could fluctuate in value more than an investment in a diversified fund. This risk is particularly pronounced for Healthcare Fund, which from time to time may own, and as of the date of this supplement owns, a very small number of positions, each of which is a relatively large portion of the Fund’s portfolio. For example, on January 31, 2009, the Fund was invested in only four positions.
Management—Portfolio Managers
The section “Management of the Funds—Portfolio Managers—Healthcare Fund” on page 37 of the Prospectus is amended and restated as follows:
     Healthcare Fund’s portfolio is jointly managed by Brad Borud (since January 2009) and Brad Means (since inception). The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities issued by Healthcare Fund.
     Brad Borud. Mr. Borud is a Partner, Senior Trader and Chief Investment Officer—Retail Products at Highland. Prior to his current duties, Mr. Borud served as a Senior Trader and Co-Director of Portfolio Management for Highland from 2003 to 2008, as a Portfolio Manager and Team Leader from 2001 to 2003, as a Portfolio Manager from 1998 to 2001, and as a Portfolio Analyst from 1996 to 1998. As a Portfolio Manager, Mr. Borud covered a wide range of industries, including wireline telecommunications, wireless telecommunications, telecommunication equipment manufacturers, multi-channel video and media. Prior to joining Highland in November 1996, Mr. Borud worked as a Global Finance Analyst in the Corporate Finance Group at NationsBank from 1995 to 1996 where he was involved in the originating, structuring, modeling and credit analysis of leveraged transactions for large corporate accounts in the Southwest region of the United States. In 1994, Mr. Borud served at Conseco
HFI PRO SUP Z 2/6/09

Capital Management as an Analyst Intern in the Fixed Income Research Department, following the transportation and energy sectors. Mr. Borud has a BS in Business Finance from Indiana University.
     Brad Means. Mr. Means is a Senior Portfolio Manager at Highland. Prior to joining Highland in May 2004, Mr. Means was a Managing Director in FTI Consulting’s Corporate Finance group where he worked on corporate turnaround, restructuring and bankruptcy advisory engagements. From 1998 to 2001, he was a Director in PricewaterhouseCoopers LLP’s Chairman’s Office and focused on enterprise strategy, venture capital, business development and divestiture initiatives. Prior to his role in the Chairman’s Office, Mr. Means worked in the Strategic Change Consulting and the Assurance & Business Advisory groups of Price Waterhouse serving clients across a broad range of industries including Automotive, Energy, Financials and Industrials. He holds an MBA from the Stanford Graduate School of Business and a BSBA in Finance and Accounting from Creighton University. Mr. Means has earned the right to use the Chartered Financial Analyst designation.
     Highland High Income Fund & Highland Income Fund
IMPORTANT NOTICE
Effective immediately after the calculation of net asset value on February 6, 2009, Highland High Income Fund and Highland Income Fund (each a “Fund”) will be closed to new investments (including investments through automatic investment plans and exchanges from other Highland Funds or the Money Market Fund) until further notice, except that existing shareholders in each Fund may reinvest dividends and distributions in additional Fund shares.
Each Fund may impose additional limitations on sales of its shares at any time and may amend, waive or eliminate its restriction on investments at any time.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE
HFI PRO SUP Z 2/6/09

HIGHLAND HEALTHCARE FUND
HIGHLAND HIGH INCOME FUND
HIGHLAND INCOME FUND
EACH AN INVESTMENT PORTFOLIO OF HIGHLAND FUNDS I
Supplement dated February 6, 2009
To Class A, Class C and Class Z Shares
Statement of Additional Information dated December 23, 2008
Highland Healthcare Fund
Information Regarding Portfolio Managers
The paragraph regarding Healthcare Fund in the section “Information Regarding Portfolio Managers” at the bottom of page 16 of the Statement of Additional Information is amended and restated as follows:
     The portfolio managers of Healthcare Fund are Brad Borud and Brad Means. The following tables provide information about funds and accounts, other than Healthcare Fund, for which the portfolio managers are primarily responsible for the day-to-day portfolio management:
The fourth table in the section “Information Regarding Portfolio Managers” at the top of page 17 of the Statement of Additional Information is amended and restated as follows:
As of December 31, 2008, Brad Borud managed the following client accounts:

				Total Assets with
			# of Accounts	Performance-
	Total	Total	Managed with	Based
	# of Accounts	Assets	Performance-Based	Advisory Fee
Type of Accounts	Managed	(millions)	Advisory Fee	(millions)
Registered Investment Companies:	9	$3,040	2	$107
Other Pooled Investment Vehicles:	0	0	0	0
Other Accounts:	0	0	0	0
The second table in the section “Information Regarding Portfolio Managers—Ownership of Securities” on page 18 of the Statement of Additional Information is amended and restated to provide the following information for Brad Means as of August 31, 2008 and for Brad Borud as of December 31, 2008:

Dollar Range of Healthcare Fund Equity Securities Beneficially Owned
Name of Portfolio Manager	by Portfolio Manager
Brad Means	None
Brad Borud	None
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL
INFORMATION FOR FUTURE REFERENCE
HFI SAI SUP 2/6/09